Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of purchase price to the fair value of the assets acquired and liabilities assumed
The allocation of purchase price to the fair value of the assets acquired and liabilities assumed were as follows:

US$
Cash	51
Accounts receivable - third parties, net	4,326
Prepayments and other current assets	110
Inventories	966
Notes receivable	603
Property and equipment, net	1,776
Intangible assets, net	99
Non-deductible goodwill	3,522
Short-term borrowings	(978)
Accounts payable - third parties	(3,783)
Accrued expenses and other current liabilities	(436)
Carrying value of existing investment	(2,865)
Gain on equity method investment derecognized	(161)
Total consideration	3,230

Supplemental schedule of noncash investing and financing activities
Fair values of assets acquired and liabilities assumed excluding cash of RMB374 (equivalent to US$51)	2,696
Non-deductible goodwill	3,522
Fair value of derecognized investment	(3,039)
Consideration payable as included in "accrued expenses and other current liabilities"	(1,614)
Consideration paid	1,565

US$
Supplemental schedule of noncash investing and financing activities
Assets acquired and liabilities assumed excluding cash of RMB1,121 (equivalent to US$156)	13,907
Carrying amount of derecognized investment	(4,855)
Noncontrolling interest	2,002
Deferred tax liability	(4,788)
Consideration paid	6,266